SEGMENT INFORMATION - Assets by Segment (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Total assets	$ 54,746	$ 51,751
Business services
Disclosure of operating segments [line items]
Total assets	19,884	18,132
Infrastructure services
Disclosure of operating segments [line items]
Total assets	10,839	10,619
Industrials
Disclosure of operating segments [line items]
Total assets	23,929	22,742
Corporate and other
Disclosure of operating segments [line items]
Total assets	$ 94	$ 258